THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Supplement dated November 19, 2013 to

PROSPECTUSES DATED May 1, 2013

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE LIFE

VARIABLE COMPLIFE®

VARIABLE EXECUTIVE LIFE

VARIABLE JOINT LIFE

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

CUSTOM VARIABLE UNIVERSAL LIFE

EXECUTIVE VARIABLE UNIVERSAL LIFE

SURVIVORSHIP VARIABLE UNIVERSAL LIFE

Effective immediately, this Supplement amends certain information contained in the Prospectuses referenced above.

In the Variable Life prospectus, the first paragraph of the section entitled “Death Benefit” is hereby deleted.

In the Variable CompLife® prospectus, the second paragraph of the section entitled “Death Benefit – Payment of Proceeds” is hereby deleted.

In the Variable Executive Life prospectus, the fifth paragraph of the section entitled “Death Benefit – Death Benefit Options” is hereby deleted.

In the Variable Joint Life prospectus, the fifth paragraph of the section entitled “Death Benefit – Death Benefit Options” is hereby deleted.

In the Custom Variable Universal Life, Executive Variable Universal Life, and Survivorship Variable Life prospectuses, the first paragraph of the section entitled “Income Plan Options” is hereby deleted.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated November 19, 2013.